Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Coverage ratios (Detail 2) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 295,027	$ 324,141
ECL coverage	0.27%	0.22%
Total on- and off-balance sheet	$ 854,839	$ 949,729
Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 270,131	$ 305,697
ECL coverage	0.12%	0.11%
Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 8,473	$ 9,782
ECL coverage	0.04%	0.06%
Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 8,694	$ 17,107
ECL coverage	0.07%	0.09%
Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 17,167	$ 26,889
ECL coverage	0.06%	0.08%
Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 69,892	$ 77,103
ECL coverage	0.28%	0.26%
Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 13,944	$ 16,762
ECL coverage	0.53%	0.40%
Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 83,837	$ 93,865
ECL coverage	0.32%	0.29%
Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 80,390	$ 86,173
ECL coverage	0.01%	0.00%
Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 10,074	$ 10,458
ECL coverage	0.08%	0.10%
Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 3,487	$ 4,640
ECL coverage	0.03%	0.06%
Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 2,669	$ 1,053
ECL coverage	0.13%	0.26%
Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 134	$ 153
ECL coverage	0.06%	0.00%
Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 19,609	$ 42,578
ECL coverage	0.01%	0.03%
Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 52,765	$ 39,887
ECL coverage	0.04%	0.07%
Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 169,127	$ 184,944
ECL coverage	0.02%	0.03%
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.10%	0.11%
Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.11%	0.10%
Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.04%	0.06%
Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.07%	0.09%
Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.08%
Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.26%	0.24%
Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.48%	0.37%
Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.30%	0.26%
Stage 1 and 2 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.00%	0.00%
Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.08%	0.10%
Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.03%	0.06%
Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.13%	0.26%
Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.00%
Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.01%	0.03%
Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.02%	0.05%
Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.02%	0.03%
Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
ECL coverage	22.00%
Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
ECL coverage	21.00%
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 286,776	$ 315,060
ECL coverage	0.06%	0.07%
Total on- and off-balance sheet	$ 818,260	$ 910,388
Twelve-month expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 261,880	$ 296,616
ECL coverage	0.07%	0.08%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 8,271	$ 9,505
ECL coverage	0.04%	0.05%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 8,300	$ 16,281
ECL coverage	0.06%	0.08%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 16,571	$ 25,786
ECL coverage	0.05%	0.07%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 65,009	$ 71,524
ECL coverage	0.17%	0.17%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 12,788	$ 15,868
ECL coverage	0.30%	0.29%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 77,797	$ 87,392
ECL coverage	0.19%	0.19%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 80,235	$ 86,173
ECL coverage	0.00%	0.00%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 9,604	$ 9,932
ECL coverage	0.06%	0.08%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 3,464	$ 4,628
ECL coverage	0.03%	0.05%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 2,663	$ 1,053
ECL coverage	0.13%	0.26%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 134	$ 153
ECL coverage	0.06%	0.00%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 19,145	$ 42,325
ECL coverage	0.01%	0.03%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 52,268	$ 39,174
ECL coverage	0.02%	0.04%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 167,512	$ 183,438
ECL coverage	0.01%	0.02%
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 7,572	$ 8,456
ECL coverage	1.42%	1.14%
Total on- and off-balance sheet	$ 30,006	$ 33,233
Lifetime expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 7,572	$ 8,456
ECL coverage	1.35%	1.07%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 176	$ 261
ECL coverage	0.22%	0.27%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 394	$ 826
ECL coverage	0.33%	0.44%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 570	$ 1,088
ECL coverage	0.30%	0.40%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 4,612	$ 5,357
ECL coverage	1.50%	1.11%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 842	$ 812
ECL coverage	3.24%	1.96%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 5,454	$ 6,170
ECL coverage	1.77%	1.22%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 120	$ 0
ECL coverage	0.01%	0.00%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 467	$ 522
ECL coverage	0.36%	0.35%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 23	$ 13
ECL coverage	0.51%	1.51%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 6	$ 0
ECL coverage	0.49%	0.00%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 464	$ 253
ECL coverage	0.08%	1.42%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 468	$ 411
ECL coverage	0.28%	1.11%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 1,549	$ 1,199
ECL coverage	0.23%	0.85%
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 590	$ 519
ECL coverage	22.23%	21.40%
Total on- and off-balance sheet	$ 5,421	$ 4,408
Lifetime expected credit losses | Stage 3 positions | Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 590	$ 519
ECL coverage	5.80%	7.17%
Lifetime expected credit losses | Stage 3 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 25	$ 15
ECL coverage	0.84%	0.40%
Lifetime expected credit losses | Stage 3 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 25	$ 15
ECL coverage	0.84%	0.40%
Lifetime expected credit losses | Stage 3 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 217	$ 157
ECL coverage	5.88%	12.17%
Lifetime expected credit losses | Stage 3 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 287	$ 80
ECL coverage	2.81%	6.40%
Lifetime expected credit losses | Stage 3 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 504	$ 236
ECL coverage	4.13%	10.22%
Lifetime expected credit losses | Stage 3 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 30	$ 1
ECL coverage	17.64%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 3	$ 4
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 27	$ 263
ECL coverage	29.03%	4.53%
Lifetime expected credit losses | Stage 3 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 61	$ 268
ECL coverage	21.71%	4.86%
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 89	$ 106
ECL coverage	21.31%	7.06%
Total on- and off-balance sheet	$ 1,153	$ 1,699
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 89	$ 106
ECL coverage	1.71%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 1	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 1	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 54	$ 65
ECL coverage	2.90%	2.42%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 27	$ 2
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 81	$ 67
ECL coverage	1.86%	2.21%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 4	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 2	$ 39
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 6	$ 39
ECL coverage	0.00%	0.00%